Note 25 - Revenue - Disaggregated Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 4,822,024	$ 4,335,141
Operating Segments [Member]
Revenues	4,821,587	4,334,672
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Revenues	437	469
Real Estate Services [Member] | Operating Segments [Member]
Revenues	3,071,610	2,856,738
Engineering [Member] | Operating Segments [Member]
Revenues	1,237,384	990,477
Investment Management [Member] | Operating Segments [Member]
Revenues	512,593	487,457
Lease Brokerage [Member]
Revenues	1,157,484	1,063,355
Lease Brokerage [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Revenues	0	0
Lease Brokerage [Member] | Real Estate Services [Member] | Operating Segments [Member]
Revenues	1,157,484	1,063,355
Lease Brokerage [Member] | Engineering [Member] | Operating Segments [Member]
Revenues	0	0
Lease Brokerage [Member] | Investment Management [Member] | Operating Segments [Member]
Revenues	0	0
Capital Markets [Member]
Revenues	765,297	702,472
Capital Markets [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Revenues	0	0
Capital Markets [Member] | Real Estate Services [Member] | Operating Segments [Member]
Revenues	765,297	702,472
Capital Markets [Member] | Engineering [Member] | Operating Segments [Member]
Revenues	0	0
Capital Markets [Member] | Investment Management [Member] | Operating Segments [Member]
Revenues	0	0
Property Management [Member]
Revenues	537,626	527,621
Property Management [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Revenues	0	0
Property Management [Member] | Real Estate Services [Member] | Operating Segments [Member]
Revenues	537,626	527,621
Property Management [Member] | Engineering [Member] | Operating Segments [Member]
Revenues	0	0
Property Management [Member] | Investment Management [Member] | Operating Segments [Member]
Revenues	0	0
Valuation and Advisory [Member]
Revenues	465,475	423,999
Valuation and Advisory [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Revenues	0	0
Valuation and Advisory [Member] | Real Estate Services [Member] | Operating Segments [Member]
Revenues	465,475	423,999
Valuation and Advisory [Member] | Engineering [Member] | Operating Segments [Member]
Revenues	0	0
Valuation and Advisory [Member] | Investment Management [Member] | Operating Segments [Member]
Revenues	0	0
E&D and Project Management [Member]
Revenues	1,237,384	990,477
E&D and Project Management [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Revenues	0	0
E&D and Project Management [Member] | Real Estate Services [Member] | Operating Segments [Member]
Revenues	0	0
E&D and Project Management [Member] | Engineering [Member] | Operating Segments [Member]
Revenues	1,237,384	990,477
E&D and Project Management [Member] | Investment Management [Member] | Operating Segments [Member]
Revenues	0	0
Investment Management [Member]
Revenues	488,979	480,674
Investment Management [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Revenues	0	0
Investment Management [Member] | Real Estate Services [Member] | Operating Segments [Member]
Revenues	0	0
Investment Management [Member] | Engineering [Member] | Operating Segments [Member]
Revenues	0	0
Investment Management [Member] | Investment Management [Member] | Operating Segments [Member]
Revenues	488,979	480,674
Incentive Fees [Member]
Revenues	23,614	6,783
Incentive Fees [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Revenues	0	0
Incentive Fees [Member] | Real Estate Services [Member] | Operating Segments [Member]
Revenues	0	0
Incentive Fees [Member] | Engineering [Member] | Operating Segments [Member]
Revenues	0	0
Incentive Fees [Member] | Investment Management [Member] | Operating Segments [Member]
Revenues	23,614	6,783
Other Revenue [Member]
Revenues	146,165	139,760
Other Revenue [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Revenues	437	469
Other Revenue [Member] | Real Estate Services [Member] | Operating Segments [Member]
Revenues	145,728	139,291
Other Revenue [Member] | Engineering [Member] | Operating Segments [Member]
Revenues	0	0
Other Revenue [Member] | Investment Management [Member] | Operating Segments [Member]
Revenues	$ 0	$ 0